SUBSEQUENT EVENTS (Details) - USD ($)					1 Months Ended	12 Months Ended
	Aug. 14, 2020	Aug. 14, 2020	Jan. 24, 2020	Oct. 16, 2017	Jan. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Mar. 12, 2020
SUBSEQUENT EVENTS (Details) [Line Items]
Gross proceeds from Closing amount					$ 15,479		$ 4,696
Net proceeds from Closing						$ 6,109,722	$ 4,696
Sublessee payment,term				11 months
Agreement,description				the Company extended the lease agreement for an additional three years with an expiration date of December 31, 2020 (“2018 Extension”). On January 24, 2020, the Company and a third party (the “Sublessee”) entered a Sublease agreement (the “Sublease”), wherein the Sublessee will occupy the premises for the remainder of the term of the 2018 Extension. The Sublessee will make payments total $106,323 ($9,666 per month) for the remaining 11 months.
Subsequent Event [Member]
SUBSEQUENT EVENTS (Details) [Line Items]
Gross proceeds from Closing amount	$ 3,000,000.0
Net proceeds from Closing	$ 2,900,000
Subsequent event, description	In the event of any stock split, stock dividend, or stock combination, the number of shares deliverable and the conversion price of the Series A Preferred will be appropriately adjusted. In the event a Mandatory Conversion is triggered, if the offering price on the date such Mandatory Conversion is triggered is less than a 25% premium to the Purchase Price, the Company will issue additional shares of the Company’s common stock for each outstanding share of Series A Preferred to ensure the effective conversion price equals a 25% discount to the Purchase Price.
Total Sublessee payment			$ 106,323
Brock [Member]
SUBSEQUENT EVENTS (Details) [Line Items]
Accrued salary						$ 141,667
Brock [Member] | Subsequent Event [Member]
SUBSEQUENT EVENTS (Details) [Line Items]
Accrued salary								$ 141,667
Stewart Kantor [Member]
SUBSEQUENT EVENTS (Details) [Line Items]
Accrued salary								8,334
Stewart Kantor [Member] | Subsequent Event [Member]
SUBSEQUENT EVENTS (Details) [Line Items]
Accrued salary								$ 8,334
Series A Convertible Preferred Stock [Member] | Subsequent Event [Member]
SUBSEQUENT EVENTS (Details) [Line Items]
Provided sale Investors	$ 3,000,000.0
Series A Preferred Stock [Member] | Subsequent Event [Member]
SUBSEQUENT EVENTS (Details) [Line Items]
Purchase price (in Dollars per share)	$ 2.00	$ 2.00
Designated share (in Shares)	5,000,000
Series A Preferred Stock [Member] | Subsequent Event [Member]
SUBSEQUENT EVENTS (Details) [Line Items]
Purchase of aggregate shares (in Shares)		1,500,000
Series A Preferred Stock [Member] | Brock [Member] | Subsequent Event [Member]
SUBSEQUENT EVENTS (Details) [Line Items]
Purchased closing Preferred shares (in Shares)	157,500